Document and Entity Information	9 Months Ended
	Sep. 30, 2013	Oct. 28, 2013
Document And Entity Information
Entity Registrant Name	Terra Tech Corp.
Entity Central Index Key	0001451512
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		123,577,646
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2013